Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 14,039	€ 15,250
Cash Flows	(4,400)	(1,711)
Business Combinations	0	0
Foreign Currency	32	131
Fair Value Changes	7	(29)
Other	(256)	398
Liabilities from financing activities at end of year	9,421	14,039
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	3,986	3,755
Cash Flows	(3,986)	(1,406)
Business Combinations	0	0
Foreign Currency	0	36
Fair Value Changes	0	0
Other	1,142	1,600
Liabilities from financing activities at end of year	1,143	3,986
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	7,778	9,338
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(24)	40
Fair Value Changes	0	0
Other	(1,142)	(1,600)
Liabilities from financing activities at end of year	6,612	7,778
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	11,764	13,094
Cash Flows	(3,986)	(1,406)
Business Combinations	0	0
Foreign Currency	(24)	76
Fair Value Changes	0	0
Other	0	0
Liabilities from financing activities at end of year	7,755	11,764
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(773)	(34)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	2	2
Fair Value Changes	221	(741)
Other	0	0
Liabilities from financing activities at end of year	(550)	(773)
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(47)	(55)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	12	8
Liabilities from financing activities at end of year	(35)	(47)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	10,943	13,005
Cash Flows	(3,986)	(1,406)
Business Combinations	0	0
Foreign Currency	(22)	77
Fair Value Changes	221	(741)
Other	12	8
Liabilities from financing activities at end of year	7,169	10,943
Accrued interest and payment to banks
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	203	60
Cash Flows	(83)	119
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	(27)	24
Liabilities from financing activities at end of year	94	203
Interest rate swaps.
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	753	42
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(1)	(1)
Fair Value Changes	(215)	711
Other	0	0
Liabilities from financing activities at end of year	537	753
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	2,140	2,143
Cash Flows	(332)	(424)
Business Combinations	0	0
Foreign Currency	55	55
Fair Value Changes	0	0
Other	(241)	366
Liabilities from financing activities at end of year	€ 1,621	€ 2,140